CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital
	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2023		December 31, 2023
Ordinary shares	70,000,000	33,326,736	70,000	33,327
	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2022		December 31, 2022
Ordinary shares	70,000,000	32,956,004	70,000	32,956
	Number of shares		In thousands
	Authorized	Issued and paid	Authorized	Issued and paid
	December 31, 2021		December 31, 2021
Ordinary shares	70,000,000	32,752,242	70,000	32,752

Disclosure of share-based payment
Allotment date	Share price	Exercise price	Expected option life	Risk-free interest rate	Average standard deviation (**)	Option fair value
November, 2023– RSUs	$19.57	-	-	-	-	$19.57
June 26, 2023 – Options	$19.34	$18.83	5	3.96%	67.80%	$11.03
June 26, 2023 – RSUs	$19.34	-	-	-	-	$19.34
The weighted average for 2023	$19.92	-	-	-	-	$19.92
The weighted average for 2022	$11.1	-	-	-	-	$11.1
The weighted average for 2021	$17.3	-	-	-	-	$17.3
December 20, 2022 - RSUs	$19.7	-	-	-	-	$19.7
September 29, 2022 – Options	$23.9	25.5	5	3.98%	54.45%	$11.8-$23.9
September 29, 2022 - RSUs	$23.9	-	-	-	-	$23.9
June 30, 2022 – Options	$18.5	$16.7	5	3.01%	54%	$9.7-$10.8
June 30, 2022 – RSUs	$18.5	-	-	-	-	$18.5
March 28, 2022 – Options	$18.4	$20.4	5	2.50%	56%	$8.7
March 28, 2022 – RSUs	$18.4	-	-	-	-	$18.4
November 11, 2021	$39	$6.7/$38.8	5.25	1.21%	55%	$19/$33.2
August 22, 2021 – Options	$31.7	$30.6	5.25	0.83%	55%	$15.5
August 22, 2021 – RSUs	$31.7	-	-	-	-	$31.7
May 13, 2021	$31.9	$31.9	5.88-9.88	1.05%-1.65%	53.1%-54.67%	$16.2-$20.1
March 24, 2021 – Part C Options	$19.5	$6.7	5.25	0.88%	50%	$14.1
March 24, 2021 – Part D Options	$19.5	$19.5	5.25	0.88%	50%	$8.7
January 7, 2021 – Part A Options	$9.7	$6.7	5	0.46%	51%	$5.3
January 7, 2021 – Part B Options	$9.7	NIS 0.001	5	0.46%	51%	$9.7

(**) The expected volatility was determined based on comparable companies.

Disclosure of breakdown of options and the weighted average exercise price
	December 31, 2023		December 31, 2022		December 31, 2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Number of options and RSU outstanding at beginning of year	3,823,052	19.3	3,633,778	19.1	1,830,695	6.0
Options and RSU granted (1)	264,256	18.8	520,767	16.5	2,226,750	27.5
Options exercised	(370,732)	6.57	(203,748)	5.0	(231,962)	5.3
Options forfeited	(366,633)	26.1	(126,211)	17.0	(140,719)	8.5
Options expired	(10,823)	14.76	(1,534)	6.7	(50,986)	5.3
Options and RSU outstanding at end of year	3,339,120	17.84	3,823,052	19.3	3,633,778	19.1
Options and RSU exercisable at end of year	1,550,358	11.67	1,502,887	12.3	928,970	5.6